Stockholders' equity	12 Months Ended
Mar. 31, 2014
Equity [Abstract]
Stockholders' equity
13	Stockholders’ equity

(a)	Repurchase of common stock

In August of 2001, the Company's Board of Directors authorized a program for the Company to repurchase up to $500,000 of its common stock. This repurchase program does not obligate the Company to acquire any specific number of shares or acquire shares over any specified period of time. No stock had been repurchased when, on November 16, 2006, the Company's Board of Directors authorized another $1,000,000 for the Company to repurchase its common stock under the same repurchase program. This authorization to repurchase shares increased the amount authorized for repurchase from $500,000 to $1,500,000. The Board of Directors believed that the common stock was undervalued and that the repurchase of common stock would be beneficial to the Company's shareholders. The Company (through its subsidiary) has purchased an aggregate of 330,736 shares of its common stock, including 70,019 ($134,000) shares that were purchased during the fical year ended on March 31, 2009. No shares were repurchased during the three fiscal years ended March 31, 2012, 2013 and 2014. The Company may from time to time repurchase shares of its common stock under this program.

(b)	Preferred stock

The Company has authorized share capital of $100,000 for 10,000,000 shares of preferred stock, with par value of $0.01 each, divided into 2,500,000 shares each of class A preferred stock, class B preferred stock, class C preferred stock and class D preferred stock. Shares may be issued within each class from time to time by the Company’s Board of Directors in its sole discretion without the approval of the shareholders, with such designations, power, preferences, rights, qualifications, limitation and restrictions as the Board of Directors shall fix and as have not been fixed in the Company’s Memorandum of Association. The Company has not issued any shares of preferred stock as of March 31, 2014.

(c)	Dividends

No dividends were declared by the Company for each of the fiscal years ended March 31, 2012, 2013 and 2014, respectively.